Tax Matters - Disclosure Of Reconciliation of the income tax effective rate to the tax rate is presented (Detail) S/ in Thousands	12 Months Ended
	Dec. 31, 2024 PEN (S/)	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Profit (loss) before income tax	S/ 183,777	S/ (124,174)	S/ (47,447)
Effect of tax rates of a subsidiary abroad	45,760	(30,919)	(13,997)
Tax using the Company's domestic tax rate	12,504	(5,095)	(6,909)
Non deductible expenses	3,318	34,429	13,960
Tax losses for which deferred tax asset was not recognized	12,110	63,234	21,727
Derecognition of previously recognized deductible temporary differences		8,411	15,241
Recognition of previously unrecognized tax losses	(32,362)
Changes in tax rate (Colombia)	116	11,815
Annual adjustment for inflation	4,106	7,432	8,244
Changes in estimates related to prior years	14,267	863	(8,883)
Income tax	S/ 59,819	S/ 90,170	S/ 29,383
Profit (loss) before income tax	100	100	100
Effect of tax rates of a subsidiary abroad	23.06	4.1	14.56
Tax using the Company's domestic tax rate	24.90%	24.90%	29.50%
Non deductible expenses	(10.66%)	(27.73%)	(29.42%)
Tax losses for which deferred tax asset was not recognized	6.59	(50.92)	(45.79)
Derecognition of previously recognized deductible temporary differences		(6.77)	(32.12)
Recognition of previously unrecognized tax losses	(43.36%)
Changes in tax rate (Colombia)	0.06%	(9.51%)
Annual adjustment for inflation	5.75%	(5.98%)	(17.38%)
Changes in estimates related to prior years	26.21%	(0.70%)	18.72%
Income tax	32.55%	(72.62%)	(61.93%)